Summary of Significant Accounting Policies (Details) - Schedule of Translations of Amounts from HKD into USD Exchange Rates (Parentheticals) - Hong Kong, Dollars - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Consolidated balance sheets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Translations of Amounts from HKD into USD Exchange Rates (Parentheticals) [Line Items]
Exchange rate	$ 1	$ 1
Consolidated statements of operations and comprehensive loss [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Translations of Amounts from HKD into USD Exchange Rates (Parentheticals) [Line Items]
Exchange rate	$ 1	$ 1